CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
ASSETS
A) NON-CURRENT ASSETS	€ 606	€ 1,244
Intangible assets	469	1,128
Property, plant and equipment	133	107
Right-of-use assets		9
Non-current financial assets	4
B) CURRENT ASSETS	104,669	17,304
Trade receivables and other current assets	5,862	1,646
Current financial assets	3,899	4,757
Cash and cash equivalents	94,908	10,901
TOTAL ASSETS (A+B)	105,275	18,548
EQUITY AND LIABILITIES
A) EQUITY	68,154	(39,925)
Equity attributable to equity holders of the Parent	68,007	(40,017)
Equity attributable to non-controlling interest	147	92
B) NON-CURRENT LIABILITIES	5,513	21,441
Borrowings		21,441
Non-current financial liabilities	5,513
C) CURRENT LIABILITIES	31,608	37,032
Lease obligations		9
Provisions		15
Borrowings	2,984	17,777
Trade payables and other current liabilities	28,624	19,231
TOTAL EQUITY AND LIABILITIES (A+B+C)	€ 105,275	€ 18,548